Cover Page - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Registrant Name	Wallbox N.V.
Entity Central Index Key	0001866501
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Document Annual Report	true
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Shell Company Report	false
Document Registration Statement	false
ICFR Auditor Attestation Flag	false
Entity File Number	001-40865
Document Financial Statement Error Correction [Flag]	false
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Carrer del Foc, 68
Entity Address, City or Town	Barcelona
Entity Address, Postal Zip Code	08038
Entity Address, Country	ES
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Ernst and Young, S.L	BDO Bedrijfsrevisoren BV
Auditor Firm ID	1461	1432
Auditor Location	Raimundo Fernandez Villaverde 65, Madrid	Zaventem, Belgium
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of financial position of Wallbox, N.V. and subsidiaries (the Company) as of December 31, 2024 and 2023, the related consolidated statements of profit and loss and other comprehensive income, changes in equity and cash flows for each of the two years in the period ended December 31, 2024 and the related notes (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2024 and 2023, and the results of its operations and its cash flows for each of the two years in the period ended December 31, 2024, in conformity with the International Financial Reporting Standards as issued by the International Standard Board.

Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	Carrer del Foc, 68
Entity Address, City or Town	Barcelona
Entity Address, Postal Zip Code	08038
Entity Address, Country	ES
Contact Personnel Name	Enric Asunción
Contact Personnel Email Address	investors@wallbox.com
City Area Code	404
Country Region	+1
Local Phone Number	574‑1504
Class A [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	237,362,279
Title of 12(b) Security	Class A ordinary shares, nominal value €0.12 per share
Trading Symbol	WBX
Security Exchange Name	NYSE
Class B [Member]
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	13,500,793
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants to purchase Class A Shares
Trading Symbol	WBXWS
Security Exchange Name	NYSE